Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit after tax		£ 4,758	£ 2,451	£ 2,780
Currency translation reserve
Currency translation differences	[1]	(155)	(647)	(544)
Fair value through other comprehensive income reserve movement relating to debt securities
Net (losses)/gains from changes in fair value		(1,383)	2,402	2,465
Net gains transferred to net profit on disposal		(248)	(251)	(454)
Net (gains)/losses related to (releases of) impairment		(6)	1	1
Net gains/(losses) due to fair value hedging		1,105	(1,640)	(1,782)
Other movements		0	0	(8)
Tax		170	(130)	(63)
Cash flow hedging reserve
Net (losses)/gains from changes in fair value		(2,212)	1,366	823
Net gains transferred to net profit		(327)	(282)	(141)
Tax		740	(291)	(171)
Other		0	3	16
Other comprehensive (loss)/income that may be recycled to profit or loss		(2,316)	531	142
Other comprehensive income/(loss) not recycled to profit or loss:
Retirement benefit remeasurements		1,299	(77)	(280)
Fair value through other comprehensive income reserve movements relating to equity instruments		0	1	0
Own credit		(105)	(810)	(316)
Tax		(563)	198	150
Other comprehensive income/(loss) not recycled to profit or loss		631	(688)	(446)
Other comprehensive loss for the year		(1,685)	(157)	(304)
Total comprehensive income for the year		3,073	2,294	2,476
Attributable to:
Equity holders of the parent		3,073	2,294	2,476
Total comprehensive income for the year		£ 3,073	£ 2,294	£ 2,476

[1]	Includes £28m loss (2020: £8m loss; 2019: £15m profit) on recycling of currency translation differences.